Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NexPoint Funds I
Entity Central Index Key	0001354917
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000060521
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class A Shares
Trading Symbol	HHCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class A Shares	$144	2.81%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.81%
AssetsNet	$ 79,600,732
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 161,385
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$79,600,732	126	$161,385	179%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-10.1%
Exchange-Traded Funds Sold Short	-2.2%
Derivative Contracts (Net)	-0.3%
Rights	0.0%
Preferred Stock	0.0%
Purchased Call Option	0.0%
Purchased Put Options	0.2%
Convertible Bond	0.3%
Repurchase Agreements	1.4%
U.S. Senior Loans	5.1%
Cash Equivalent	5.3%
Corporate Obligations	5.6%
Common Stocks	81.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Smartsheet, Cl A	5.4%
Barnes Group	5.4%
Retail Opportunity Investments Corp.	5.0%
DS Smith PLC	4.1%
Avid Bioservices	3.3%
Enstar Group	3.3%
Summit Materials, Cl A	2.9%
Hargreaves Lansdown	2.8%
SecureWorks, Cl A	2.7%
HashiCorp, Cl A	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/event-driven-fund/
C000060522
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class C Shares
Trading Symbol	HHCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class C Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class C Shares	$177	3.48%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	3.48%
AssetsNet	$ 79,600,732
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 161,385
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$79,600,732	126	$161,385	179%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-10.1%
Exchange-Traded Funds Sold Short	-2.2%
Derivative Contracts (Net)	-0.3%
Rights	0.0%
Preferred Stock	0.0%
Purchased Call Option	0.0%
Purchased Put Options	0.2%
Convertible Bond	0.3%
Repurchase Agreements	1.4%
U.S. Senior Loans	5.1%
Cash Equivalent	5.3%
Corporate Obligations	5.6%
Common Stocks	81.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Smartsheet, Cl A	5.4%
Barnes Group	5.4%
Retail Opportunity Investments Corp.	5.0%
DS Smith PLC	4.1%
Avid Bioservices	3.3%
Enstar Group	3.3%
Summit Materials, Cl A	2.9%
Hargreaves Lansdown	2.8%
SecureWorks, Cl A	2.7%
HashiCorp, Cl A	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/event-driven-fund/
C000060523
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class Z Shares
Trading Symbol	HHCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class Z Shares	$127	2.49%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.49%
AssetsNet	$ 79,600,732
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 161,385
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$79,600,732	126	$161,385	179%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-10.1%
Exchange-Traded Funds Sold Short	-2.2%
Derivative Contracts (Net)	-0.3%
Rights	0.0%
Preferred Stock	0.0%
Purchased Call Option	0.0%
Purchased Put Options	0.2%
Convertible Bond	0.3%
Repurchase Agreements	1.4%
U.S. Senior Loans	5.1%
Cash Equivalent	5.3%
Corporate Obligations	5.6%
Common Stocks	81.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Smartsheet, Cl A	5.4%
Barnes Group	5.4%
Retail Opportunity Investments Corp.	5.0%
DS Smith PLC	4.1%
Avid Bioservices	3.3%
Enstar Group	3.3%
Summit Materials, Cl A	2.9%
Hargreaves Lansdown	2.8%
SecureWorks, Cl A	2.7%
HashiCorp, Cl A	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/event-driven-fund/
C000171609
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class A Shares
Trading Symbol	HMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class A Shares	$116	2.28%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.28%
AssetsNet	$ 826,430,987
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,874,232
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$826,430,987	83	$3,874,232	179%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-10.1%
Derivative Contracts (Net)	-0.6%
Preferred Stock	0.0%
Purchased Call Option	0.0%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Purchased Put Option	0.3%
Convertible Bond	0.3%
U.S. Senior Loan	0.8%
Asset-Backed Securities	5.7%
Corporate Obligations	6.5%
Cash Equivalent	18.5%
Common Stocks	65.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Smartsheet, Cl A	5.9%
Barnes Group	5.6%
Retail Opportunity Investments Corp.	5.1%
Endeavor Group Holdings, Cl A	4.4%
Hargreaves Lansdown	4.4%
DS Smith PLC	3.7%
Enstar Group	3.4%
Britvic	3.4%
Atlantica Sustainable Infrastructure PLC	3.2%
HashiCorp, Cl A	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/merger-arbitrage/
C000171610
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class C Shares
Trading Symbol	HMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class C Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class C Shares	$146	2.87%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.87%
AssetsNet	$ 826,430,987
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,874,232
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$826,430,987	83	$3,874,232	179%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-10.1%
Derivative Contracts (Net)	-0.6%
Preferred Stock	0.0%
Purchased Call Option	0.0%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Purchased Put Option	0.3%
Convertible Bond	0.3%
U.S. Senior Loan	0.8%
Asset-Backed Securities	5.7%
Corporate Obligations	6.5%
Cash Equivalent	18.5%
Common Stocks	65.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Smartsheet, Cl A	5.9%
Barnes Group	5.6%
Retail Opportunity Investments Corp.	5.1%
Endeavor Group Holdings, Cl A	4.4%
Hargreaves Lansdown	4.4%
DS Smith PLC	3.7%
Enstar Group	3.4%
Britvic	3.4%
Atlantica Sustainable Infrastructure PLC	3.2%
HashiCorp, Cl A	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/merger-arbitrage/
C000171611
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class Z Shares
Trading Symbol	HMEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class Z Shares	$105	2.06%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.06%
AssetsNet	$ 826,430,987
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,874,232
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$826,430,987	83	$3,874,232	179%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-10.1%
Derivative Contracts (Net)	-0.6%
Preferred Stock	0.0%
Purchased Call Option	0.0%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Purchased Put Option	0.3%
Convertible Bond	0.3%
U.S. Senior Loan	0.8%
Asset-Backed Securities	5.7%
Corporate Obligations	6.5%
Cash Equivalent	18.5%
Common Stocks	65.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Smartsheet, Cl A	5.9%
Barnes Group	5.6%
Retail Opportunity Investments Corp.	5.1%
Endeavor Group Holdings, Cl A	4.4%
Hargreaves Lansdown	4.4%
DS Smith PLC	3.7%
Enstar Group	3.4%
Britvic	3.4%
Atlantica Sustainable Infrastructure PLC	3.2%
HashiCorp, Cl A	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/merger-arbitrage/